LEASES - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
LEASES
Current portion of lease liabilities	$ 10.1	$ 24.5
Long-term lease liabilities	17.5	23.1
Total lease liabilities	$ 27.6	$ 47.6